Related Party Loans - Schedule of Principal Amount, Maturity Date and Interest Rate for the Loans (Details) - Lee Ping Wei [Member]	9 Months Ended
Jun. 30, 2025 USD ($)
Related Party Transaction [Line Items]
Principal	$ 118,694
Interest Rate	15.00%
Lending Date	May 28, 2025
Due Date	Due on demand
Principal	$ 71,217
Interest Rate	15.00%
Lending Date	Jun. 03, 2025
Due Date	Due on demand
Principal	$ 71,217
Interest Rate	15.00%
Lending Date	Jun. 10, 2025
Due Date	Due on demand
Principal	$ 118,694
Interest Rate	15.00%
Lending Date	Jun. 16, 2025
Due Date	Due on demand
Principal	$ 118,694
Interest Rate	15.00%
Lending Date	Jun. 26, 2025
Due Date	Due on demand